Commitments and Contingencies (Details)		12 Months Ended
	Oct. 31, 2021	Dec. 31, 2020 USD ($)	Sep. 30, 2023 USD ($) country	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 28, 2018
Other Commitments [Line Items]
Term of lease	2 years					5 years
Renewal extension period	2 years
Right of use asset, gross			$ 1,100,000
Operating lease, accumulated amortization			1,000,000.0
Operating lease liability			$ 96,000	$ 379,000	$ 458,000
Remaining lease term			1 year	1 year	1 year 8 months 12 days
Weighted-average estimated incremental borrowing rate			6.00%	5.90%	5.50%
Total undiscounted lease payments			$ 100,000	$ 412,000
Payments for license agreement		$ 1,000,000.0
Accrued litigation liability			$ 0	$ 0
NKMAX
Other Commitments [Line Items]
Number of countries | country			4
NKMAX | UNITED STATES
Other Commitments [Line Items]
Milestone payment, after regulatory approval			$ 5,000,000.0
NKMAX | European Union
Other Commitments [Line Items]
Milestone payment, after regulatory approval			4,000,000.0
NKMAX | Country A
Other Commitments [Line Items]
Milestone payment, after regulatory approval			1,000,000
NKMAX | Country B
Other Commitments [Line Items]
Milestone payment, after regulatory approval			1,000,000.0
NKMAX | Country C
Other Commitments [Line Items]
Milestone payment, after regulatory approval			1,000,000
NKMAX | Country D
Other Commitments [Line Items]
Milestone payment, after regulatory approval			$ 1,000,000